Revenue - Summary of Significant Changes in Unbilled Revenue and Deferred Revenue Balances (Detail) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Unbilled revenue
Beginning Balance	$ 756,042	[1]	$ 554,740			$ 658,931
Acquired in business combination					$ 117,686	2,347,207
Additions	4,246,675		7,470,881		11,478,436	9,595,535
Less: transferred to trade and other receivables	(3,994,071)		(7,269,579)		(11,557,665)	(11,278,312)
Less: write-offs					(146,489)
Effect of movement in exchange rates	(90,657)				3,841
Less: loss allowance						(5,499)
Ending Balance	917,989		756,042	[1]	554,740
Deferred revenue
Beginning Balance	2,811,408	[1]	1,771,120		1,138,281	133,678
Additions	6,487,315		10,616,893		6,316,586	5,309,436
Less: recognized in revenue	(4,900,537)		(9,585,211)		(5,612,896)	(4,878,419)
Less: applied to outstanding trade receivables					(30,586)
Deconsolidation of subsidiary	(2,474,114)
Effect of movement in exchange rates	65,758		8,606		(40,265)	(17,229)
Ending Balance	$ 1,989,830		$ 2,811,408	[1]	$ 1,771,120	1,138,281
Agnity Global Inc [Member]
Deferred revenue
Acquired in business combination						457,259
mCloud Technologies Services Inc [Member]
Deferred revenue
Acquired in business combination						$ 133,556

[1]	Unbilled revenue is included in trade and other receivables (Note 6) and relates to the Company’s right to consideration for work completed but not billed at the reporting date. Unbilled revenue is transferred to trade and other receivables when services are billed to customers.